Property, Plant and Equipment - Summary of Detailed Information About Lease And Own Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	€ 10,347	€ 10,558
Owned assets
Property, plant and equipment [abstract]
Property, plant and equipment	8,833	8,909
Lease assets
Property, plant and equipment [abstract]
Property, plant and equipment	€ 1,514	€ 1,649